Fixed assets and assets held for sale, Assets held for sale (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Property Plant And Equipment [Line Items]
Balance as at beginning of period,	$ 0
Balance as at end of period	29,027
Assets held for sale
Property Plant And Equipment [Line Items]
Balance as at beginning of period,	0
Vessel held for sale	28,862
Inventories	165
Balance as at end of period	$ 29,027